Lease liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Disclosure of leases
37.	Lease liabilities

	December 31, 2019	December 31, 2018
	€
Current portion	10,041	9,863
Non-current portion	29,154	28,841

	39,195	38,704

For certain leases, the Group applied a single discount rate to a portfolio of leases with reasonably similar characteristics.
The Minimum of each year for undiscounted lease payments to be paid on an annual basis is shown as below:

	December 31, 2019	December 31, 2018
	€	€
within 1 year	11,517	10,909
1-2 years	9,037	9,884
2-3 years	7,000	7,360
3-4 years	5,712	4,780
4-5 years	4,144	3,925
>5 years	6,582	5,533

Total	43,992	42,391